Stock-Based Compensation (Details Textual)		12 Months Ended
	Oct. 13, 2015 Employees $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Stock-Based Compensation (Textual)
Stock-based compensation expense		$ 1,086,430	$ 1,040,585
Number of shares authorized under plan | shares		7,500,000
Percentage of common stock delivered pursuant to incentive stock options		100.00%
Number of stock reserved for issuance | shares		1,347,797
Incremental expense		$ 15,175
Share-based compensation		5,038
Stock Options [Member]
Stock-Based Compensation (Textual)
Stock options outstanding, intrinsic value		200	0
Stock options exercisable, intrinsic value		4,328	0
Stock-based compensation expense		205,601	140,728
Total unrecognized compensation expenses		$ 423,160
Weighted average expected recognition period of compensation cost not yet recognized		6 years 29 days
Aggregate fair value of option granted		$ 322,639	812,169
Forfeiture rate		37.00%
Number of shares granted in lieu of cancelation of options | shares	1,040,000
Common stock exercise price | $ / shares	$ 0.08
Number of employees | Employees	3
Stock Options [Member] | Maximum [Member]
Stock-Based Compensation (Textual)
Common stock exercise price | $ / shares	$ 0.40
Stock Options [Member] | Minimum [Member]
Stock-Based Compensation (Textual)
Common stock exercise price | $ / shares	$ 0.27
Restricted Stock [Member]
Stock-Based Compensation (Textual)
Stock-based compensation expense		$ 880,829	899,856
Unvested Restricted Stock Award [Member]
Stock-Based Compensation (Textual)
Total unrecognized compensation expenses		$ 2,550,209
Weighted average expected recognition period of compensation cost not yet recognized		3 years 5 months 27 days
Non-employee unvested restricted stock awards [Member]
Stock-Based Compensation (Textual)
Stock-based compensation expense		$ (44,229)	$ 20,211
Total unrecognized compensation expenses		$ 77,136
Weighted average expected recognition period of compensation cost not yet recognized		6 years 4 months 10 days